BUSINESS (Details Narrative)						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 20, 2022	Jun. 08, 2020	Feb. 06, 2020	May 18, 2016	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019
Quarterly active units | item						12,584
Number of initial partner's screens launched | item						5,000
Remaining number of screens rolled-out | item						12,000
Reverse stock split	1 for 3 reverse stock split of the Company’s common stock became effective	one-for-three reverse stock split pursuant to which every three shares of common stock were reclassified as one share of common stock	1 for 1.5 reverse stock split of the Company’s common stock became effective.
Cash | $						$ 709,725		$ 4,162,548	$ 1,971,923
Accumulated deficit | $						(81,763,526)		(66,842,416)	(35,867,920)
Net cash used in operating activities | $						$ (8,832,956)	$ (7,040,035)	$ (9,529,061)	$ (4,408,232)
Loop Media, Inc. [Member] | Merger Agreement [Member]
Percentage of voting interests acquired					100.00%
Equity interest issued					exchange for 152,823,970 shares of the Company’s common stock at an exchange ratio of 1:1.
Loop Media, Inc. [Member] | ScreenPlay [Member]
Percentage of voting interests acquired										100.00%
Zixiao Chen [Member] | Purchase Agreement [Member]
Equity interest issued				Buyer transferred to the Company 2,000,000 shares of its common stock and agreed to assume and discharge any and all liabilities relating to the Business accruing up to the effective time of the Asset Purchase Agreement.